Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 54,325	€ 56,041	€ 55,156
Other interest income	2,284	2,561	2,550
Interest expense	(19,984)	(21,745)	(24,067)
Interest income / charges	34,341	34,296	31,089
Dividend income	370	384	413
Income from companies accounted for using the equity method	737	704	444
Commission income	14,664	14,579	12,943
Commission expense	(3,179)	(2,982)	(2,763)
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	604	404	869
Gains or losses on financial assets and liabilities at amortised cost, net	39
Other financial assets and liabilities	565
Gains or losses on financial assets and liabilities held for trading, net	1,515	1,252	2,456
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	331
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net	(57)	(85)	426
Gains or losses from hedge accounting, net	83	(11)	(23)
Exchange differences, net	(679)	105	(1,627)
Other operating income	1,643	1,618	1,919
Other operating expenses	(2,000)	(1,966)	(1,977)
Income from assets under insurance and reinsurance contracts	3,175	2,546	1,900
Expenses from liabilities under insurance and reinsurance contracts	(3,124)	(2,489)	(1,837)
Total income	48,424	48,355	44,232
Administrative expenses	(20,354)	(20,400)	(18,737)
Staff costs	(11,865)	(12,047)	(11,004)
Other general administrative expenses	(8,489)	(8,353)	(7,733)
Depreciation and amortisation cost	(2,425)	(2,593)	(2,364)
Provisions or reversal of provisions, net	(2,223)	(3,058)	(2,508)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(8,986)	(9,259)	(9,626)
Profit from operations	25,645	25,362	23,131
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net	(17)	(13)	(17)
Impairment or reversal of impairment on non-financial assets, net	(190)	(1,260)	(123)
Impairment or reversal of impairment on tangible assets, net	(83)	(72)	(55)
Impairment or reversal of impairment on intangible assets, net	(117)	(1,073)	(61)
Impairment or reversal of impairment on other assets, net	10	(115)	(7)
Gains or losses on non-financial assets and investments, net	28	522	30
Negative goodwill recognized in results	67		22
Gains or losses on non-current assets held for sale not classified as discontinued operations	(123)	(203)	(141)
Operating profit / (loss) before tax	14,201	12,091	10,768
Tax expense or income from continuing operations	(4,886)	(3,884)	(3,282)
Profit from continuing operations	9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Profit (loss), attributable to [abstract]
Profit attributable to non-controlling interests	1,505	1,588	1,282
Profit attributable to the parent	€ 7,810	€ 6,619	€ 6,204
Earnings per share [abstract]
Basic	€ 0.449	€ 0.404	€ 0.401
Diluted	€ 0.448	€ 0.403	€ 0.399
Financial assets at fair value through other comprehensive income, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	€ 4,481	€ 4,384	€ 4,522
Dividend income	106
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	(1)
Financial assets at amortised cost, category
IFRS Statement [Line Items]
Interest income calculated using the effective interest method	47,560	49,096	48,084
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net	€ (8,985)	(8)	(52)
Financial assets available for sale, category
IFRS Statement [Line Items]
Dividend income		150	196
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net		(10)	11
Loans and receivables, category
IFRS Statement [Line Items]
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net		€ (9,241)	(9,557)
Held-to-maturity investments, category
IFRS Statement [Line Items]
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss, net			€ (28)